Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of basic earnings per share
1)	Basic earnings per share for the years ended December 31, 2022, 2021 and 2020 are calculated as follows:

(In millions of won, except for share data)
	2022		2021	2020
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	￦	912,400	1,217,520	648,579
Interest on hybrid bonds		(14,766)	(14,766)	(14,766)

Profit from continuing operation attributable to owners of the Parent Company on common shares		897,634	1,202,754	633,813
Profit from discontinued operation attributable to owners of the Parent Company on common shares		—	1,190,003	855,773
Weighted average number of common shares outstanding		217,994,490	332,761,592	363,977,155

Basic earnings per share (in W on)
Continuing operation	￦	4,118	3,614	1,741

Discontinued operation		—	3,576	2,352

Weighted average number of common shares outstanding
2)	The weighted average number of common shares outstanding for the years ended December 31, 2022, 2021 and 2020 are calculated as follows:

(In shares)
	2022
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2022	218,833,144	218,833,144
Treasury shares as of January 1, 2022	(1,250,992)	(1,250,992)
Disposal of treasury shares	449,901	412,338

	218,032,053	217,994,490

(In shares)
	2021
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2021	403,728,555	403,728,555
Treasury shares as of January 1, 2021	(47,092,790)	(47,092,790)
Acquisition of treasury shares	(1,494,032)	(1,383,241)
Disposal of treasury shares	3,134,003	1,022,242
Spin-off	(140,693,584)	(23,513,174)

	217,582,152	332,761,592

(In shares)
	2020
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2020	403,728,555	403,728,555
Treasury shares as of January 1, 2020	(38,046,315)	(38,046,315)
Acquisition of treasury shares	(9,046,475)	(1,705,085)

	356,635,765	363,977,155

Summary of detailed information of diluted earning per share
(2)    Diluted earnings per share

1)	Diluted earnings per share for the years ended December 31, 2022, 2021 and 2020 are calculated as follows:

(In millions of won, except for share data)
	2022		2021	2020
Profit from continuing operation attributable to owners of the Parent Company on common shares	￦	897,634	1,202,754	633,813
Profit from discontinued operation attributable to owners of the Parent Company on common shares		—	1,190,003	855,773

Adjusted weighted average number of common shares outstanding		218,108,742	332,917,848	364,041,895

Diluted earnings per share (in won)
Continuing operation	￦	4,116	3,613	1,741
Discontinued operation		—	3,574	2,351

Summary of weighted average number of diluted common shares outstanding
2)	The adjusted weighted average number of common shares outstanding for the years ended December 31, 2022, 2021 and 2020 are calculated as follows:

(In shares)
	2022	2021	2020
Outstanding shares as of January 1	217,582,152	356,635,765	365,682,240
Effect of treasury shares	412,338	(360,999)	(1,705,085)
Effect of Spin-off	—	(23,513,174)	—
Effect of share option	114,252	156,256	64,740

Adjusted weighted average number of common shares outstanding	218,108,742	332,917,848	364,041,895